Note 12 - Voyage and Vessel Operating Expenses and Drydock Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) (Parentheticals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commissions on Charter Hire Agreements [Member]
Commissions, related party	$ 829	$ 511	$ 487
Repairs and Maintenance [Member]
Commissions, related party	247	187	136
Voyage Expenses [Member] | Commissions on Charter Hire Agreements [Member]
Commissions, related party	829	511	487
Vessel Operating Expenses [Member] | Repairs and Maintenance [Member]
Commissions, related party	$ 247	$ 187	$ 136